Trade Accounts Receivable (Tables)	6 Months Ended
Jul. 31, 2022
Trade Accounts Receivable
Schedule of trade accounts receivable

	July 31,	January 31,
	2022	2022
Trade accounts receivable	50,869	43,565
Less: Provision for credit losses	(1,956)	(1,860)
	48,913	41,705

Schedule of changes in provision for credit losses

Provision
for Credit
Losses
Balance at January 31, 2022	1,860
Current period provision for expected losses	232
Write-offs charged against the provision	(114)
Effect of movements in foreign exchange	(22)
Balance at July 31, 2022	1,956